CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATIONS OF CREDIT RISK

The following table sets forth a summary of single customer who represented 10% or more of the Company’s total revenue:

	For the years ended December 31,
	2023	2024	2025	2025
	HKD’000	HKD’000	HKD’000	US$’000
Customer A	-	-	2,196	282
Customer B	*	1,619	1,382	178
Customer C	*	1,771	*	*
Customer D	7,316	-	-	-
Customer E	2,299	-	-	-

*	Less than 10%

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The following table sets forth a summary of single customer who represented 10% or more of the Company’s loans to customers and receivables from customers:

	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000
Customer A	-	36,518	4,692
Customer E	-	10,000	1,285
Customer F	5,939	*	*
Customer G	4,120	*	*
Customer H	2,966	-*	-*
Customers I	2,765	-*	-*

* Less than 10%

The following table sets forth a summary of single customer who represented 10% or more of the Company’s payables to customers:

	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000

Customer J	*	5,886	756
Customer K	-	3,177	408
Customer L	5,289	3,063	394
Customer M	1,199	-	-

*	Less than 10%